Concentrations, Risks and Uncertainties (Details) - Dec. 31, 2022	USD ($)	CNY (¥)	TWD ($)
Concentrations, Risks and Uncertainties (Details) [Line Items]
Insured amount	$ 71,821	¥ 500,000	$ 3,000,000
Maximum [Member]
Concentrations, Risks and Uncertainties (Details) [Line Items]
Insured amount	$ 108,147